Interests in equity-accounted investees - Summary of interests in associates and joint ventures (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Direct beneficial interest (%) | Insighta
Disclosure of associates [line items]
Proportion of nominal value of issue capital held by the Company (%)		50.00%
Indirect beneficial interest (%) | Insighta
Disclosure of associates [line items]
Proportion of nominal value of issue capital held by the Company (%)		0.00%
Insighta
Disclosure of associates [line items]
Number of shares issued (in shares)	2,000,000
Insighta | Direct beneficial interest (%)
Disclosure of associates [line items]
Proportion of nominal value of issue capital held by the Company (%)	35.00%
Insighta | Indirect beneficial interest (%)
Disclosure of associates [line items]
Proportion of nominal value of issue capital held by the Company (%)	0.00%
ACTmed Co., Ltd
Disclosure of associates [line items]
Number of shares issued (in shares)	1,347
ACTmed Co., Ltd | Direct beneficial interest (%)
Disclosure of associates [line items]
Proportion of nominal value of issue capital held by the Company (%)	0.00%	0.00%
ACTmed Co., Ltd | Indirect beneficial interest (%)
Disclosure of associates [line items]
Proportion of nominal value of issue capital held by the Company (%)	0.00%	24.85%
CERBACT Asia Holdings Pte. Ltd
Disclosure of associates [line items]
Number of shares issued (in shares)	100
CERBACT Asia Holdings Pte. Ltd | Direct beneficial interest (%)
Disclosure of associates [line items]
Proportion of nominal value of issue capital held by the Company (%)	0.00%	0.00%
CERBACT Asia Holdings Pte. Ltd | Indirect beneficial interest (%)
Disclosure of associates [line items]
Proportion of nominal value of issue capital held by the Company (%)	26.04%	26.04%